March 13, 2023

Mr. Robert J. Shea Jr., President TrimTabs ETF Trust
1345 Avenue of the Americas, 2nd Floor New York, NY 10105

Sent via email to bob.shea@trimtabsfunds.com

Dear Mr. Robert J. Shea Jr.:

This is to confirm that the client‐auditor relationship between the TrimTabs ETF Trust (Commission File Number 811‐22995) and BBD, LLP has ceased.

Sincerely,

/s/BBD, LLP
BBD, LLP

Cc:

U.S. Securities & Exchange Commission
Office of the Chief Accountant 100 F Street, NE Washington, DC 20549

SECPSletters@sec.gov